S-K 1603(c) Fiduciary Duties to Other Companies	Jul. 22, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:
Individual	Entity	Entity’s Business	Affiliation
Andrew McLean	Invest.Green Enterprises Inc.	Sustainable Investing	Chief Executive Officer, Co-Founder
	Evergreen Consulting LLC	Consulting Firm	Investor and Consultant
Jim Campbell	Clear Street LLC	Investment Banking	Director, Vice President
Michael Krawchuk	Invest.Green Enterprises Inc.	Sustainable Investing	Chief Business Development Officer
	Wells Fargo Clearing Services, LLC	Clearing and Custody Services	Registered Representative
David Dusseault	Alpaca Securities LLC	Financial Services	Chief Operational Officer, President
	Invest.Green Enterprises Inc.	Sustainable Investing	Senior Advisor, Principal
Eric Luo	LONGi Green Energy Technology Co., Ltd.	Green Energy Technology	Group Vice President and President of North America
	SES AI Corporation	Manufacturing	Director
	Invest.Green Enterprises Inc.	Sustainable Investing	Senior Advisor
Francisco Sánchez	Black Pearl Partners LLC	Investment Manager	Managing Partner
	Breez AI Corporation	Food and Beverage Retail	Director, Board Chair
	Holland & Knight	Law Firm	Partner
	The Landen Group LLC	Financial Services	Authorized Member
	Stonehaven, LLC	Brokerage Firm	Registered Representative
	Trustible	Artificial Intelligence Technology	Board Advisor